Note 3 - Balance Sheet Components (10-K) (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Depreciation, Depletion and Amortization, Nonproduction	$ 74,169	$ 56,284